Note 7 - Fair Value - Carrying Value And Fair Value - Liabilities (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Carrying Value And Fair Value Liabilities Line Items
Liabilities	€ 704,269,000,000	€ 643,765,000,000
Financial Liabilities Held For Trading [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	108,624,000,000	89,633,000,000
Financial Liabilities Held For Trading [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	108,624,000,000	89,633,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	9,203,000,000	10,010,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	9,203,000,000	10,010,000,000
Financial liabilities at amortized cost [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	559,713,000,000	516,641,000,000
Financial liabilities at amortized cost [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	557,678,000,000	515,910,000,000
Derivatives Hedge accounting [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	2,368,000,000	2,233,000,000
Derivatives Hedge accounting [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	€ 2,368,000,000	€ 2,233,000,000